222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

May 5, 2014

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Wilshire Mutual Funds, Inc. (the “Registrant”)
File Nos. 033-50390 and 811-07076

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses and Statements of Additional Information, all dated May 1, 2014, as filed on April 29, 2014 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,
/s/ Jennifer M. Goodman
Jennifer M. Goodman